Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 03, 2024	Jul. 03, 2022	May 16, 2022	Apr. 27, 2022	Feb. 07, 2022
Warrants (Details) [Line Items]
Repurchase of authorized amount (in Dollars)					$ 200,000
Warrants repurchased (in Dollars)		$ 5,382
Redemption price of warrants or rights (in Dollars per share)		$ 0.1
Class A Common Stock [Member]
Warrants (Details) [Line Items]
Purchase of warrants		4,266,439
Forecast [Member] | Class A Common Stock [Member]
Warrants (Details) [Line Items]
Stock and warrants	2,690,272
Public and Private Placement Warrants [Member]
Warrants (Details) [Line Items]
Refemption price (in Dollars per share)			$ 0.1
Redemption price of warrants or rights (in Dollars per share)		$ 0.1		$ 12.0985
Public and Private Placement Warrants [Member] | Class A Common Stock [Member]
Warrants (Details) [Line Items]
Redemption of warrants or rights, shares received				0.2936
Public Warrants [Member]
Warrants (Details) [Line Items]
Purchase of warrants		9,128,891
Warrants exercised		5,397,828
Warrants redeemed		8,701